TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	December 31,
	2020	2019
Receivables from handset sales financing	15,785	16,845
Subscribers	12,704	10,980
Other trade receivables	4,954	4,427
Interconnect	1,794	1,624
Integration services	1,512	2,407
Roaming	1,072	1,912
Bonuses from suppliers	342	724
Dealers	158	268
Receivables from the sharing agreement	73	802
Receivables from sale of VF Ukraine	—	743
Other receivables	1,260	2,622
Allowance for ECL	(4,623)	(4,203)
Trade and other receivables, total	35,031	39,151
Less non-current portion	(2,163)	(3,556)
Trade and other receivables, current	32,868	35,595

Analysis of the age of trade and other accounts receivables

The analysis of the age of trade and other accounts receivables and the respective allowance for ECL as of December 31, 2020:

Receivables from subscribers and
dealers and other trade receivables	Weighted-	Gross	Loss allowance
assessed for impairement based on	average	carrying	(based on
provision matrix	loss rate	amount	provision matrix)	Credit-impaired
Current	3%	2,087	(62)	No
1 - 30 days past due	5%	9,029	(478)	No
31 - 60 days past due	41%	466	(190)	No
60 - 90 days past due	59%	384	(225)	No
More than 90 days past due	81%	896	(727)	Yes
Total	13%	12,862	(1,682)

Receivables other than from	Weighted-	Gross	Loss allowance
subscribers and dealers and handset sales financing	average	carrying	(individually
assessed for impairement based on individual basis	loss rate	amount	assessed)	Credit-impaired
Current	3%	7,966	(227)	No
1 - 30 days past due	1%	825	(11)	No
31 - 60 days past due	2%	459	(11)	No
60 - 90 days past due	10%	227	(23)	No
More than 90 days past due	69%	1,530	(1,069)	Yes
Total	12%	11,007	(1,341)

	Weighted-		Loss allowance
	average	Gross carrying	(collectively
Receivables from handset sales financing	loss rate	amount	assessed)	Credit-impaired
Current	2%	13,943	(245)	No
1 - 30 days past due	15%	331	(50)	No
31 - 60 days past due	53%	102	(54)	No
60 - 90 days past due	65%	65	(43)	No
More than 90 days past due	90%	1,344	(1,208)	Yes
Total	10%	15,785	(1,600)

The analysis of the age of trade and other accounts receivables and the respective allowance for ECL as of December 31, 2019:

Receivables from subscribers and			Loss allowance
dealers and other trade receivables	Weighted-		(based on
assessed for impairment based on	average	Gross carrying	provision
provision matrix	loss rate	amount	matrix)	Credit-impaired

Current	—	21	—	No

1 - 30 days past due	4%	9,844	(395)	No
31 - 60 days past due	16%	522	(86)	No
60 - 90 days past due	38%	202	(77)	No
More than 90 days past due	64%	659	(421)	Yes

Total	9%	11,248	(979)

Receivables other than from	Weighted-	Gross	Loss allowance
subscribers and dealers and handset sales financing	average	carrying	(individually
assessed for impairment based on individual basis	loss rate	amount	assessed)	Credit-impaired

Current	1%	8,743	(77)	No

1 - 30 days past due	1%	2,020	(22)	No
31 - 60 days past due	2%	878	(14)	No
60 - 90 days past due	58%	1,581	(916)	No
More than 90 days past due	37%	2,039	(746)	Yes

Total	12%	15,261	(1,775)

	Weighted-		Loss allowance
	average	Gross carrying	(collectively
Receivables from handset sales financing	loss rate	amount	assessed)	Credit-impaired

Current	2%	15,085	(261)	No

1 - 30 days past due	15%	396	(60)	No
31 - 60 days past due	47%	125	(59)	No
60 - 90 days past due	61%	99	(60)	No
More than 90 days past due	88%	1,140	(1,009)	Yes

Total	9%	16,845	(1,449)

Schedule of changes in the allowance for expected credit losses

	2020	2019	2018
Balance, beginning of the year calculated under IAS 39	—	—	(2,344)
Additional allowance required under IFRS 9	—	—	(233)
Balance, beginning of the year, calculated under IFRS 9	(4,203)	(4,318)	(2,577)
Allowance for ECL	(3,382)	(4,290)	(3,210)
Accounts receivable written off	2,719	4,276	2,948
Disposal/(Acquisition) of subsidiaries	243	129	(1,479)
Balance, end of the year	(4,623)	(4,203)	(4,318)